Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Sep. 30, 2023
Condensed Consolidated Balance Sheets
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	6,895,786	6,094,078
Common stock, shares outstanding	6,895,786	6,074,078